Nature of Organization and Significant Accounting Policies (Details 1) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended				57 Months Ended	63 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Apr. 09, 2012	Apr. 10, 2007
Nature of Organization and Significant Accounting Policies (Textual)
Revenue	$ 343,889		$ 368,429			$ 99,475				$ 99,475	$ 467,904
Cash	571,840	529,184	571,840	529,184		61,266		145		61,266	571,840	96,000
Net loss	(1,584,857)	(2,549,614)	(2,083,708)	(5,647,906)	(60,185)	(5,597,300)	(16,525)	(39,308)	(17,928)	(5,731,246)	(7,814,954)
Working capital deficit										665,605
Current liabilities	194,753		194,753			1,460,499	53,946			1,460,499	194,753	1,000,000
Maturity period to be considered as cash equivalent			Three months or less
Advertising and promotional cost incurred			1,000							244,075	359,489
Depreciation			452	105		276	0			276	728
Share based compensation expenses recognized			$ 380,666	$ 1,600,933		$ 2,550,595
Aggregate number of potentially dilutive warrants and options outstanding	2,254,998		2,254,998			9,534,997				9,534,997	2,254,998
Minimum [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life			4 years
Minimum [Member] | Office Equipment [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life			5 years
Maximum [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life			7 years
Maximum [Member] | Office Equipment [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life			7 years